Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Oct. 31, 2017				$ 20,931	$ 4,750	$ (176)	$ (7)	$ 214	$ 40,489						$ 7,791	$ (408)	$ 510	$ 113		$ 983
Statement [LineItems]
Net premium (discount) on sale of treasury shares								(2)
Net income attributable to non-controlling interests in subsidiaries		$ 54																		54
Issue of shares					350
Purchase of shares						(6,161)	(103)
Other comprehensive income (loss)		439	[1]												439
Other comprehensive income (loss)		(1,737)	[1]													(1,737)
Impact on adoption of IFRS 9									53	[2]							19	(96)
Issuance of stock options, net of options exercised				124				(11)
Redemption of shares					(250)
Sale of shares						6,169	107
Net income attributable to shareholders									8,320
Other comprehensive income (loss)		(186)	[1]														(186)
Other comprehensive income (loss)																		54
Shares issued as a result of dividend reinvestment plan				272
Dividends											$ (3,563)	$ (163)
Reclassification of loss (gain) to retained earnings																		(1)
Share issue expenses and others									(4)
Purchase of shares for cancellation and other				(228)
Other								(6)												(44)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,273)
Actuarial gains (losses) on employee benefit plans		363	[1]						363
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									1
Balance at end of period at Jul. 31, 2018		77,687		21,099	4,850	(168)	(3)	195	44,223				$ 6,498		8,230	(2,145)	343	70	$ 76,694	993
Balance at beginning of period at Oct. 31, 2017				20,931	4,750	(176)	(7)	214	40,489						7,791	(408)	510	113		983
Statement [LineItems]
Issue of shares					750
Purchase of shares						(8,295)	(129)
Issuance of stock options, net of options exercised				152
Redemption of shares					(500)
Sale of shares						8,327	129
Purchase of shares for cancellation and other				(228)
Balance at end of period at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145						8,826	(2,487)	245	55		993
Balance at beginning of period at May. 01, 2018				21,203	5,100	(108)	(5)	194	43,363						7,574	(2,075)	379	45		992
Statement [LineItems]
Net premium (discount) on sale of treasury shares								8
Net income attributable to non-controlling interests in subsidiaries		18																		18
Purchase of shares						(2,571)	(24)
Other comprehensive income (loss)		656	[1]												656
Other comprehensive income (loss)		(70)	[1]													(70)
Issuance of stock options, net of options exercised				28				(2)
Redemption of shares					(250)
Sale of shares						2,511	26
Net income attributable to shareholders									3,087
Other comprehensive income (loss)		(36)	[1]														(20)
Other comprehensive income (loss)																		25
Shares issued as a result of dividend reinvestment plan				89
Dividends											(1,222)	(59)
Allowance for credit losses		(16)	[1]														(16)
Purchase of shares for cancellation and other				(221)
Other								(5)												(17)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,236)
Actuarial gains (losses) on employee benefit plans		290	[1]						290
Balance at end of period at Jul. 31, 2018		77,687		21,099	4,850	(168)	(3)	195	44,223				6,498		8,230	(2,145)	343	70	76,694	993
Balance at beginning of period at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145						8,826	(2,487)	245	55		993
Statement [LineItems]
Impact on adoption of IFRS 15 (Note 2)	[3]								(41)
Net premium (discount) on sale of treasury shares								(25)
Net income attributable to non-controlling interests in subsidiaries		18																		18
Issue of shares					800
Purchase of shares						(7,528)	(111)
Other comprehensive income (loss)		2	[1]											$ 2
Other comprehensive income (loss)		71	[1]												71
Other comprehensive income (loss)		3,191	[1]													3,191
Issuance of stock options, net of options exercised				97				(6)
Redemption of non-controlling interests in subsidiaries																				(1,000)
Sale of shares						7,628	114
Net income attributable to shareholders									8,812
Other comprehensive income (loss)		120	[1]														122
Other comprehensive income (loss)																		(41)
Shares issued as a result of dividend reinvestment plan				289
Dividends											(3,924)	(184)
Allowance for credit losses		(2)	[1]														(2)
Reclassification of loss (gain) to retained earnings																		(49)
Shares issued in connection with acquisitions (Notes 8, 14)				366
Share issue expenses and others									(9)
Purchase of shares for cancellation and other				(251)
Other								(5)												$ (11)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,342)
Actuarial gains (losses) on employee benefit plans		(688)	[1]						(688)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									49
Balance at end of period at Jul. 31, 2019		86,382		21,722	5,800	(44)	(4)	157	48,818				9,933	2	8,897	704	365	(35)	86,382
Balance at beginning of period at Apr. 30, 2019				21,718	5,350	(49)	(6)	162	47,980					(12)	9,734	(303)	353	(29)
Statement [LineItems]
Net premium (discount) on sale of treasury shares								1
Issue of shares					450
Purchase of shares						(2,330)	(42)
Other comprehensive income (loss)		14	[1]											14
Other comprehensive income (loss)		(837)	[1]												(837)
Other comprehensive income (loss)		1,007	[1]													1,007
Issuance of stock options, net of options exercised				45				(4)
Sale of shares						2,335	44
Net income attributable to shareholders									3,248
Other comprehensive income (loss)		12	[1]														12
Other comprehensive income (loss)																		(6)
Shares issued as a result of dividend reinvestment plan				92
Dividends											$ (1,347)	$ (62)
Share issue expenses and others									(5)
Purchase of shares for cancellation and other				(133)
Other								(2)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(732)
Actuarial gains (losses) on employee benefit plans		(264)	[1]						(264)
Balance at end of period at Jul. 31, 2019		$ 86,382		$ 21,722	$ 5,800	$ (44)	$ (4)	$ 157	$ 48,818				$ 9,933	$ 2	$ 8,897	$ 704	$ 365	$ (35)	$ 86,382

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IFRS 9, Financial Instruments (IFRS 9).
[3]	IFRS 15, Revenue from Contracts with Customers (IFRS 15).